Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax (expense)/credit on net profit/loss at the mining statutory tax rate	R 360	R (2,170)	R 202
Non-allowable deductions and non-taxable items	(328)	(153)	(221)
Equity-settled share-based payments	(49)	(49)	(62)
Gain on bargain purchase	0	102	0
Acquisition- and integration-related costs	0	(75)	0
Impairment of goodwill	(114)	(64)	0
Exploration expenditure	(79)	(15)	(55)
Finance costs	(52)	(50)	(76)
Other	(34)	(2)	(28)
Movement in temporary differences related to property, plant and equipment1	(1,447)	378	(355)
Movements in temporary differences related to other assets and liabilities	(174)	(465)	(452)
Difference between effective mining tax rate and statutory mining rate on mining income	125	145	10
Difference between non-mining tax rate and statutory mining rate on non-mining income	26	17	0
Tax Effect From Change In Deferred Tax Rate	(386)	55	469
Adjustments for current tax of prior periods	(10)	4	(5)
Capital allowances	973	860	766
Deferred tax asset not recognised	115	189	34
Deferred tax asset previously not recognised now recorded	0	0	225
Total taxation (expense)/credit	R 46	R (1,258)	R (255)
Effective income and mining tax rate (%)	4.00%	20.00%	(43.00%)
Freegold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	7.00%	12.10%	11.40%
Randfontein
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	8.70%	5.10%	10.10%
Moab Khotsong
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	14.70%	17.60%	17.30%
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	0.00%	0.00%	0.00%
Parent Company
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	25.10%	27.40%	29.80%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	34.00%	34.00%	34.00%
Adjustments for current tax of prior periods	R (12)	R (3)	R (5)